Allstate Life Insurance Company
Allstate Financial Advisors Separate Account I

Supplement dated July 1, 2017
To Allstate Life Insurance Company
Prospectus dated May 1, 2017

Allstate Life Insurance Company of New York
Allstate Life of New York Separate Account A

Supplement dated July 1, 2017
To Allstate Life Insurance Company of New York
Prospectus dated May 1, 2009, as supplemented

ALLSTATE RETIREMENTACCESS VARIABLE ANNUITY B SERIES (“B SERIES”)
ALLSTATE RETIREMENTACCESS VARIABLE ANNUITY L SERIES (“L SERIES”)
ALLSTATE RETIREMENTACCESS VARIABLE ANNUITY X SERIES (“X SERIES”)

This Supplement should be read and retained with the current Prospectus for your Annuity. This Supplement is intended to update certain information in the Prospectus for the variable annuity you own and is not intended to be a prospectus or offer for any other variable annuity that you do not own. If you would like another copy of the current Prospectus, please contact us at 1-866-695-2647 (or if your annuity is issued in New York, please call 1-877-234-8688).

We are issuing this Supplement to reflect changes to the expenses of certain Portfolios of the Advanced Series Trust. Please check your Annuity Prospectus to determine which of the following changes affect the Annuity that you own. Accordingly, we are making the following changes to your Annuity Prospectus:

The annual expenses for certain Portfolios of the Advanced Series Trust have been changed. The table captioned “Underlying Portfolio Annual Expenses” in the “Summary of Contract Fees and Charges” section of the Prospectus is revised as follows:

UNDERLYING PORTFOLIO ANNUAL EXPENSES
(as a percentage of the average daily net assets of the underlying Portfolios)
	For the year ended December 31, 2016
FUNDS	Management Fees	Other Expenses	Distribution (12b-1) Fees	Dividend Expense on Short Sales	Broker Fees and Expenses on Short Sales	Acquired Portfolio Fees & Expenses	Total Annual Portfolio Operating Expenses	Fee Waiver or Expense Reimbursement	Net Annual Fund Operating Expenses
AST Academic Strategies Asset Allocation Portfolio*	0.64%	0.03%	0.11%	0.06%	0.00%	0.63%	1.47%	0.01%	1.46%
AST Advanced Strategies Portfolio*	0.64%	0.03%	0.24%	0.00%	0.00%	0.04%	0.95%	0.02%	0.93%
AST AQR Large-Cap Portfolio*	0.56%	0.01%	0.25%	0.00%	0.00%	0.00%	0.82%	0.09%	0.73%
AST ClearBridge Dividend Growth Portfolio*	0.66%	0.02%	0.25%	0.00%	0.00%	0.01%	0.94%	0.06%	0.88%
AST Cohen & Steers Realty Portfolio*	0.82%	0.03%	0.25%	0.00%	0.00%	0.00%	1.10%	0.06%	1.04%
AST Goldman Sachs Global Income Portfolio*	0.63%	0.05%	0.25%	0.00%	0.00%	0.00%	0.93%	0.01%	0.92%
AST Goldman Sachs Mid-Cap Growth Portfolio*	0.82%	0.01%	0.25%	0.00%	0.00%	0.00%	1.08%	0.10%	0.98%
AST Goldman Sachs Multi-Asset Portfolio*	0.76%	0.08%	0.25%	0.00%	0.00%	0.02%	1.11%	0.15%	0.96%
AST T. Rowe Price Asset Allocation Portfolio*	0.62%	0.02%	0.25%	0.00%	0.00%	0.00%	0.89%	0.01%	0.88%
AST T. Rowe Price Diversified Real Growth Portfolio*	0.73%	1.19%	0.25%	0.00%	0.00%	0.06%	2.23%	1.18%	1.05%
AST T. Rowe Price Growth Opportunities Portfolio*	0.72%	0.10%	0.25%	0.00%	0.00%	0.00%	1.07%	0.01%	1.06%
AST T. Rowe Price Large-Cap Growth Portfolio*	0.69%	0.02%	0.25%	0.00%	0.00%	0.00%	0.96%	0.04%	0.92%
AST T. Rowe Price Large-Cap Value Portfolio (formerly AST Value Equity Portfolio)*	0.68%	0.03%	0.25%	0.00%	0.00%	0.00%	0.96%	0.07%	0.89%
AST T. Rowe Price Natural Resources Portfolio*	0.73%	0.05%	0.25%	0.00%	0.00%	0.00%	1.03%	0.01%	1.02%
AST Western Asset Core Plus Bond Portfolio*	0.51%	0.02%	0.25%	0.00%	0.00%	0.00%	0.78%	0.03%	0.75%
*See notes immediately below for important information about this fund.

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AST Academic Strategies Asset Allocation Portfolio                                                                                                                                                                                                                                          The Manager has contractually agreed to waive 0.007% of its investment management fee through June 30, 2018. This arrangement may not be terminated or modified prior to June 30, 2018 without the prior approval of the Trust’s Board of Trustees.

AST Advanced Strategies Portfolio                                                                                                                                                                                                                                          The Manager has contractually agreed to waive 0.017% of its investment management fee through June 30, 2018. In addition, the Manager has contractually agreed to waive 0.001% of its investment management fee through June 30, 2018. These arrangements may not be terminated or modified prior to June 30, 2018 without the prior approval of the Trust’s Board of Trustees.

AST AQR Large-Cap Portfolio                                                                                                                                                                                                                                            The Manager has contractually agreed to waive 0.091% of its investment management fee through June 30, 2018. This arrangement may not be terminated or modified prior to June 30, 2018 without the prior approval of the Trust’s Board of Trustees.

AST ClearBridge Dividend Growth Portfolio                                                                                                                                                                                                                                          The Manager has contractually agreed to waive 0.055% of its investment management fee through June 30, 2018. This arrangement may not be terminated or modified prior to June 30, 2018 without the prior approval of the Trust’s Board of Trustees.

AST Cohen & Steers Realty Portfolio                                                                                                                                                                                                                                          The Manager has contractually agreed to waive 0.06% of its investment management fee through June 30, 2018. This arrangement may not be terminated or modified prior to June 30, 2018 without the prior approval of the Trust’s Board of Trustees.

AST Goldman Sachs Global Income Portfolio                                                                                                                                                                                                                                          The Manager has contractually agreed to waive 0.012% of its investment management fee through June 30, 2018. This arrangement may not be terminated or modified prior to June 30, 2018 without the prior approval of the Trust’s Board of Trustees.

AST Goldman Sachs Mid-Cap Growth Portfolio                                                                                                                                                                                                                                          The Manager has contractually agreed to waive 0.10% of its investment management fee through June 30, 2018. This arrangement may not be terminated or modified prior to June 30, 2018 without the prior approval of the Trust’s Board of Trustees.

AST Goldman Sachs Multi-Asset Portfolio                                                                                                                                                                                                                                          The Manager has contractually agreed to waive 0.007% of its investment management fee through June 30, 2018. In addition, the Manager has contractually agreed to waive 0.113% of its investment management fee through June 30, 2018. In addition, the Manager has contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio's investment management fee plus other expenses (exclusive in all cases of taxes, including stamp duty tax paid on foreign securities transactions, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) do not exceed 0.94% of the Portfolio's average daily net assets through June 30, 2018. These arrangements may not be terminated or modified without the prior approval of the Trust’s Board of Trustees. The Manager has contractually agreed to waive a portion of its investment management fee equal to the management fee of any acquired fund managed or subadvised by Goldman Sachs Asset Management, L.P. Expenses waived/reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.

AST T. Rowe Price Asset Allocation Portfolio                                                                                                                                                                                                                                          The Manager has contractually agreed to waive 0.004% of its investment management fee through June 30, 2018. In addition, the Manager has contractually agreed to waive 0.005% of its investment management fee through June 30, 2018. This arrangement may not be terminated or modified prior to June 30, 2018 without the prior approval of the Trust’s Board of Trustees.

AST T. Rowe Price Diversified Real Growth Portfolio                                                                                                                                                                                                                                          The Manager has contractually agreed to waive 0.002% of its investment management fee through June 30, 2018. In addition, the Manager has contractually agreed to waive 0.008% of its investment management fee through June 30, 2018. In addition, the Manager has contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio’s investment management fee (after management fee waiver) and other expenses (including net distribution fees, acquired fund fees and expenses due to investments in underlying portfolios of the Trust and underlying portfolios managed or subadvised by the subadviser, and excluding taxes, interest, brokerage commissions, and any other acquired fund fees and expenses not mentioned above) do not exceed 1.05% of the Portfolio’s average daily net assets through June 30, 2018. These arrangements may not be terminated or modified prior to June 30, 2018 without the prior approval of the Trust’s Board of Trustees. Expenses waived/reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.

AST T. Rowe Price Growth Opportunities Portfolio                                                                                                                                                                                                                                          The Manager has contractually agreed to waive 0.002% of its investment management fee through June 30, 2018. In addition, the Manager has contractually agreed to waive 0.007% of its investment management fee through June 30, 2018. This arrangement may not be terminated or modified prior to June 30, 2018 without the prior approval of the Trust’s Board of Trustees.

AST T. Rowe Price Large-Cap Growth Portfolio                                                                                                                                                                                                                                          The Manager has contractually agreed to waive 0.01% of its investment management fee through June 30, 2018. In addition, the Manager has contractually agreed to waive 0.026% of its investment management fee through June 30, 2018. This arrangement may not be terminated or modified prior to June 30, 2018 without the prior approval of the Trust’s Board of Trustees.

AST T. Rowe Price Large-Cap Value Portfolio (formerly AST Value Equity Portfolio)                                                                                                                                                                                                                                          The Manager has contractually agreed to waive 0.061% of its investment management fee through June 30, 2018. In addition, the Manager has contractually agreed to waive 0.006% of its investment management fee through June 30, 2018. This arrangement may not be terminated or modified prior to June 30, 2018 without the prior approval of the Trust’s Board of Trustees.

AST T. Rowe Price Natural Resources Portfolio                                                                                                                                                                                                                                          The Manager has contractually agreed to waive 0.002% of its Investment Management fee through June 30, 2018. In addition, the Manager has contractually agreed to waive 0.01% of its investment management fee through June 30, 2018. This arrangement may not be terminated or modified prior to June 30, 2018 without the prior approval of the Trust’s Board of Trustees.

AST Western Asset Core Plus Bond Portfolio                                                                                                                                                                                                                                          The Manager has contractually agreed to waive 0.032% of its investment management fee through June 30, 2018. This arrangement may not be terminated or modified prior to June 30, 2018 without the prior approval of the Trust’s Board of Trustees.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

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